DIREXION FUNDS

Supplement dated September 15, 2022 to the
Statements of Additional Information (“SAI”)
for each series of the Direxion Funds (the “Trust”)

Effective September 30, 2022, the following table under “Interested Trustees” in each SAI is replaced in its entirety as indicated below.
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer, Rafferty Asset Management, LLC, from 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	149	None.
Angela Brickl(2) Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2022	President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	149	None.
(1)
Mr. O’Neill is affiliated with Rafferty because he serves as an officer of, and owns a beneficial interest in, Rafferty.
(2)
Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.
(3)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 94 of the 139 funds registered with the SEC and the Direxion Funds which, as of the date of this Supplement, offers for sale to the public 10 funds registered with the SEC.

Effective September 30, 2022, the following table under “Principal Officers of the Trust” in each SAI is replaced in its entirety as indicated below.
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl(1) Age: 46	President	One Year; Since 2022
President, Rafferty
Asset
Management,
LLC, from
September 2022;
Chief Operating
Officer, Rafferty
Asset
Management,
LLC, May 2021 –
September 2022;
General Counsel,
Rafferty Asset
Management LLC,
since October
2010; Chief
Compliance
Officer, Rafferty
Asset
Management,
LLC, since
September 2012.
				N/A	N/A
	Chief Compliance Officer	One Year; Since 2018
Patrick J. Rudnick Age: 49	Principal Executive Officer	One Year; Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since 2015.	N/A	N/A
Alyssa Sherman Age: 33	Secretary	One Year; Since 2022	Associate General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A
(1)
Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.
(2)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 94 of the 139 funds registered with the SEC and the Direxion Funds which, as of the date of this Supplement, offers for sale to the public 10 funds registered with the SEC.
For more information, please contact the Funds at (800) 851-0511.

Please retain this Supplement with your SAI.